Operating Leases (Tables)	12 Months Ended
Dec. 31, 2019
Operating Lease, Lease Income [Abstract]
Schedule of operating lease cost and other supplemental information
	Year ended December 31,
	2017	2018	2019
	RMB	RMB	RMB
Operating lease cost(1)	47,896,817	58,317,758	36,607,623

(1)	Amounts include short-term leases that are immaterial.

December 31, 2019
RMB
Weighted-average remaining lease term	2 Years
Weighted-average discount rate	4.75%
Cash paid for amounts included in the measurement of lease liabilities under operating cash flows	39,195,151
ROU assets obtained in exchange for new operating lease liabilities	38,133,941

Schedule of future minimum lease payments under non-cancellable leases
Year Ended December 31,	RMB

2020	23,145,299
2021	10,876,674
2022	5,053,216
2023	581,340
2024	193,780
Thereafter	-
Total future operating lease payments	39,850,309
Less: imputed interest	(1,716,368)
Total present value of operating lease liabilities	38,133,941

Year Ended December 31,	RMB

2019	55,912,805
2020	31,600,761
2021	17,417,081
2022	10,701,271
2023	4,601,398
Thereafter	5,247,712
Total	125,481,028